Financial instruments - valuation - Movement in Level 3 portfolios - Liabilities (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Movement in level 3 liabilities
Liabilities at beginning of period	£ 1,957
Liabilities at end of period	1,790
Recurring
Movement in level 3 liabilities
Liabilities at beginning of period	1,957	£ 2,187
Amounts recorded in the income statement	260	(233)
Level 3 transfers in	161	198
Level 3 transfers out	(239)	(107)
Issuances	23	24
Purchases	216	191
Settlements	(171)	(108)
Sales	(419)	(122)
Foreign exchange and other adjustments	2
Liabilities at end of period	1,790	2,030
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ 260	(222)
Amounts recorded in the income statement in respect of balances held at year end - realised		£ 7